Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Assets Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Assets Measured at Fair Value [Line Items]
Financial assets at fair value through profit or loss	$ 164,620	$ 79,607
Level 1 [Member]
Schedule of Assets Measured at Fair Value [Line Items]
Financial assets at fair value through profit or loss	149,849	72,053
Level 2 [Member]
Schedule of Assets Measured at Fair Value [Line Items]
Financial assets at fair value through profit or loss	8,908	1,813
Level 3 [Member]
Schedule of Assets Measured at Fair Value [Line Items]
Financial assets at fair value through profit or loss	$ 5,863	$ 5,741	$ 80,528